Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital [Abstract]
Share capital [Text Block]

Note 15: Share capital

(a) Authorized

Unlimited common shares without par value.

Unlimited preferred shares - nil issued and outstanding.

(b) Share issuances

During the year ended December 31, 2023:

i. The Company closed the "March 2023 Offering", issuing 6,076,500 flow-through common shares for gross proceeds of $8,750. Share issue costs related to the March 2023 Offering totaled $912, which included $525 in commissions and $387 in other issuance costs. A reconciliation of the impact of the March 2023 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at $1.44 per share	6,076,500	$8,750
Cash share issue costs	-	(912)
Proceeds net of share issue costs	6,076,500	$7,838
Less: flow-through share premium liability (note 12)	-	(3,889)
Total allocated to share capital	6,076,500	$3,949

ii. On December 27, 2023, the company issued 197,345 Restricted Share Units ("RSUs") which vested on the same date, and another 273,542 were approved subsequent to year end, for issuance during January 2024, which were issued on January 31, 2024 as part of the Company's Long-term incentive plan. (Note 23b)

During the year ended December 31, 2022:

i. The Company closed the "April 2022 Offering", a non-brokered private equity placement, for gross proceeds of $11,000 which consisted of 13,750,000 common shares priced at $0.80 per share. Proceeds from the Private Placement were used to fund exploration at the Company's Eau Claire project in Quebec and for general working capital.

Share issue costs related to the April 2022 Offering totaled $136. A reconciliation of the impact of the private placement on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $0.80 per share	13,750,000	$11,000
Cash share issue costs	-	(136)
Proceeds net of share issue costs	13,750,000	$10,864

During the year ended December 31, 2021:

i. The Company closed the "October 2021 Offering", a non-brokered private equity placement, for gross proceeds of $5,596 which was closed in two tranches and consisted of 7,461,450 units priced at $0.75 per share. Each unit consisted of one common share of Fury Gold and one warrant entitling the holder to purchase one warrant share at a price of CAD$1.20 for a period of three years. The expiry date of the warrants can be accelerated to 30 days with notice from the Company should the common shares trade after the expiry of the four-month hold period at a price equal to or greater than CAD$1.50 for 20 consecutive trading days.

Share issue costs related to the October 2021 Offering totaled $211, which included $68 in commissions and $143 in other issuance costs. A reconciliation of the impact of the private placement on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $0.75 per share	7,461,450	$5,596
Cash share issue costs	-	(211)
Proceeds net of share issue costs	7,461,450	$5,385

ii. 328,767 shares with a fair market value of $300 were issued to purchase a 2% royalty interest on the Homestake Ridge project (note 11). Share issuance costs incurred in respect of the purchase was $10.

iii. 5,834 shares were issued as a result of share options being exercised with a weighted average exercise price of $0.86 for gross proceeds of $6. An amount of $1 attributed to these share options was transferred from the equity reserves and recorded against share capital.

iv. 101,042 shares were issued as a result of share warrants being exercised with a weighted average exercise price of $1.46 for gross proceeds of $147. An amount of $12 attributed to these share warrants was transferred from the equity reserves and recorded against share capital.